INVESTMENT MANAGEMENT

Reliable Partner | Reliable Investing®

VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 29, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Credit Income Fund (the "Registrant")
(File Nos. 333-219011; 811-10223)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 11 (the "Amendment") to the Registrant's Registration Statement on Form N-2. The Amendment is being filed pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the "1933 Act"), and shall become effective on June 28, 2024. The Registrant is filing the Amendment for the purpose of updating disclosure in compliance with annual updating requirements pursuant to Section 10(a)(3) of the 1933 Act.

Should you have any questions or comments regarding this filing, please contact Tracy Reed at (480) 477-2631 or the undersigned at (480) 477-2457.

Regards,

/s/ Gizachew Wubishet Gizachew Wubishet

Vice President and Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP